Note 11 - Restatement of Previously Issued (Unaudited) Interim Financial Statements (10-Q)	3 Months Ended
Mar. 31, 2024
Notes to Financial Statements
Error Correction [Text Block]

Note 11. Restatement of Previously Issued (Unaudited) Interim Financial Statements

While undergoing a review of its unaudited condensed consolidated interim financial statements, the Company determined it had incorrectly expensed costs directly associated with the Merger during various periods in 2023. Fees such as accounting and legal related to the Merger should have been capitalized and net against proceeds of the Merger. This impacted previously reported amounts for deferred offering costs and general and administrative expense, among other line items in the unaudited condensed consolidated interim financial statements as of and for the three months ended March 31, 2023.

The following tables set forth the effects of the error corrections on affected items within the Company’s previously reported unaudited interim condensed consolidated balance sheet as of the periods indicated had the adjustments been made in the corresponding quarter:

	March 31, 2023
	As reported	Adjusted	As restated
Deferred offering costs	$-	$638,018	$638,018
Accumulated deficit	$(53,441,270)	$638,018	$(52,803,252)
Total assets	$3,305,477	$638,018	$3,943,495
Total liabilities, convertible preferred stock and stockholder’s equity (deficit)	$3,305,477	$638,018	$3,943,495
Total stockholders’ equity (deficit)	$(34,386,173)	$638,018	$(33,748,155)

The following tables set forth the effects of the error corrections on affected items within the Company’s previously reported unaudited interim condensed statements of operations for the periods indicated had the adjustments been made in the corresponding quarters:

	Three Months Ended March 31, 2023
	As reported	Adjusted	As restated
General and administrative expense	$1,638,931	$(638,018)	$1,000,913
Total operating expenses	$3,472,205	$(638,018)	$2,834,187
Loss from operations	$(2,064,337)	$638,018	$(1,426,319)
Net loss	$(1,172,354)	$638,018	$(534,336)
Net loss per share of common stock, basic and diluted	$(2.26)	$1.23	$(1.03)